SAFE LIABILITIES (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Mar. 31, 2026	Dec. 31, 2025
SAFE LIABILITIES
Proceeds from issuance of SAFE agreements		$ 0	$ 4,700,000
Conversion price (in percentage)	74.00%
Conversion discount (in percentage)	26.00%
Fair value of SAFE			6,887,000
Noncash change in fair value of SAFE liabilities		$ 30,000	2,187,000
Minimum gross proceeds in qualified equity financing			$ 5,000,000
Series A-4 Preferred Stock
SAFE LIABILITIES
Termination conversion, discount on fair market value (in percentage)			10.00%
April and December 2025 SAFE
SAFE LIABILITIES
Fair value of SAFE			$ 6,018,000
April 2025 SAFE
SAFE LIABILITIES
Proceeds from issuance of SAFE agreements	$ 1,500,000
Valuation cap	$ 90,000,000
August and December 2025 SAFEs
SAFE LIABILITIES
Proceeds from issuance of SAFE agreements			3,200,000
Valuation cap			$ 125,000,000